Dividends Declared - Summary of Dividends (Detail) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023 R / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 R / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 R / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 R / shares
Disclosure of Dividends [line items]
Total dividends | $		$ 368.6		$ 304.4		$ 322.3
Dividends per share (in USD cents per share) | $ / shares		$ 0.41		$ 0.34		$ 0.36
Final dividend
Disclosure of Dividends [line items]
2022 final dividend of 445 SA cents per share (2021: 260 SA cents and 2020: 320 SA cents) declared on 23 February 2023. | $		$ 214.7		$ 153.2		$ 190.4
Dividends per share (in USD cents per share) | R / shares			R 4.45		R 2.60		R 3.20
Interim dividend
Disclosure of Dividends [line items]
2023 interim dividend of 325 SA cents was declared during 2023 (2022: 300 SA cents and 2021: 210 SA cents). | $		$ 153.9		$ 151.2		$ 131.9
Dividends per share (in USD cents per share) | R / shares	R 3.25		R 3		R 2.10
Approved dividend
Disclosure of Dividends [line items]
Final dividend approved by the Board (in SA cents per share) | R / shares	R 4.20